UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853


13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Walter G. Schendel III
Title: Managing Member
Phone: (203) 523-0349


Signature, Place and Date of Signing:


/s/ Walter G. Schendel III.    Rowayton, Connecticut         August 14, 2009
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $71,922
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                         Name

(1)      028-13401                                   Caip Global Partners, Ltd.

                             FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8

                             TITLE                           VALUE   SHRS OR SH/ PUT/    INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP       (X$1000) PRN AMT PRN CALL    DISCRETION      MANAGERS   SOLE SHARED NONE
CAMECO CORP                  COM                13321L108   1,577    61,614 SH            SHARED-DEFINED     (1)    61,614
CAMECO CORP                  COM                13321L108   1,369    53,486 SH            SOLE              NONE    53,486
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW           G20045202   1,066    54,115 SH            SHARED-DEFINED     (1)    54,115
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW           G20045202     929    47,185 SH            SOLE              NONE    47,185
CTRIP COM INTL LTD           ADR                22943F100   2,364    51,050 SH            SHARED-DEFINED     (1)    51,050
CTRIP COM INTL LTD           ADR                22943F100   2,058    44,450 SH            SOLE              NONE    44,450
GOLDMAN SACHS GROUP INC      COM                38141G104   3,951    26,800      PUT      SHARED-DEFINED     (1)    32,200
GOLDMAN SACHS GROUP INC      COM                38141G104   3,421    23,200      PUT      SOLE              NONE    23,200
MILLICOM INTL CELLULAR S A   SHS NEW            L6388F110   3,464    61,578 SH            SHARED-DEFINED     (1)    61,578
MILLICOM INTL CELLULAR S A   SHS NEW            L6388F110   3,017    53,622 SH            SOLE              NONE    53,622
NET 1 UEPS TECHNOLOGIES INC  COM NEW            64107N206   3,454   254,192 SH            SHARED-DEFINED     (1)   254,192
NET 1 UEPS TECHNOLOGIES INC  COM NEW            64107N206   3,004   221,073 SH            SOLE              NONE   221,073
PLATINUM UNDERWRITER HLDGS L COM                G7127P100     513    17,933 SH            SHARED-DEFINED     (1)    17,933
PLATINUM UNDERWRITER HLDGS L COM                G7127P100     445    15,567 SH            SOLE              NONE    15,567
PRICELINE COM INC            COM NEW            741503403   2,500    22,408 SH            SHARED-DEFINED     (1)    22,408
PRICELINE COM INC            COM NEW            741503403   2,174    19,492 SH            SOLE              NONE    19,492
PROSHARES TR                 PSHS ULT S&P 500   74347R107   2,082    37,686 SH            SHARED-DEFINED     (1)    37,686
PROSHARES TR                 PSHS ULT S&P 500   74347R107   1,807    32,714 SH            SOLE              NONE    32,714
RENAISSANCERE HOLDINGS LTD   COM                G7496G103   1,049    22,536 SH            SHARED-DEFINED     (1)    22,536
RENAISSANCERE HOLDINGS LTD   COM                G7496G103     911    19,564 SH            SOLE              NONE    19,564
SCIENTIFIC GAMES CORP        CL A               80874P109   2,865   181,788 SH            SHARED-DEFINED     (1)   181,788
SCIENTIFIC GAMES CORP        CL A               80874P109   2,491   158,049 SH            SOLE              NONE   158,049
SPDR GOLD TRUST              GOLD SHS           78463V107   4,188    45,932 SH            SHARED-DEFINED     (1)    45,932
SPDR GOLD TRUST              GOLD SHS           78463V107   3,644    39,968 SH            SOLE              NONE    39,968
SPDR TR                      UNIT SER 1         78462F103   6,409    69,700      PUT      SHARED-DEFINED     (1)    64,300
SPDR TR                      UNIT SER 1         78462F103   5,545    60,300      PUT      SOLE              NONE    60,300
YAHOO INC                    COM                984332106   3,011   192,247 SH            SHARED-DEFINED     (1)   192,247
YAHOO INC                    COM                984332106   2,614   166,953 SH            SOLE              NONE   166,953




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